Deferred Ipo Costs (Tables)	12 Months Ended
Mar. 31, 2026
Deferred Ipo Costs [Abstract]
Schedule of Deferred IPO Costs

Deferred IPO costs consisted of the following:

	March 31,
	2026	2025
Legal fees	$—	$294,881
Accounting related fees	—	278,830
Underwriting fees	—	120,220
Other miscellaneous fees	—	189,362
Total	$—	$883,293